Document and Entity Information	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 14, 2025
Entity Registrant Name	IGM Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39045
Entity Tax Identification Number	77-0349194
City Area Code	650
Local Phone Number	965-7873
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IGMS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001496323
Entity Address Postal Zip Code	00000